Condensed Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2023	$ 17,131,223	$ 459,341	$ 2,182,221	$ (21,250)	$ (18,768,063)	$ 983,472
Balance (in Shares) at Oct. 31, 2023	607,337
Net loss for the period					(4,369,934)	(4,369,934)
Issuance of common shares, pre-funded warrants and warrants	$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (in Shares)	1,500,000
Exercise of warrants	$ 4,594,808					4,594,808
Exercise of warrants (in Shares)	1,500,274
Common shares for services	$ 511,190		(511,190)
Common shares for services (in Shares)	306,838
Share-based compensation	$ 103,699		701,062			804,761
Share-based compensation (in Shares)	64,794
Balance at Jul. 31, 2024	$ 23,800,735	459,341	2,372,093	(21,250)	(23,137,997)	3,472,922
Balance (in Shares) at Jul. 31, 2024	3,979,243
Balance at Oct. 31, 2024	$ 24,168,256	459,341	2,523,946	(21,250)	(24,022,741)	3,107,552
Balance (in Shares) at Oct. 31, 2024	4,265,186
Net loss for the period					(3,169,141)	(3,169,141)
Exercise of warrants	$ 437,007					437,007
Exercise of warrants (in Shares)	310,388
Issuance of common shares upon vesting of restricted share units	$ 964,836		(964,836)
Issuance of common shares upon vesting of restricted share units (in Shares)	803,867
Share-based compensation			690,250			690,250
Balance at Jul. 31, 2025	$ 25,570,099	$ 459,341	$ 2,249,360	$ (21,250)	$ (27,191,882)	$ 1,065,668
Balance (in Shares) at Jul. 31, 2025	5,379,441